Securities - Summary of Interest and Dividend Income and Gains on Securities (Details) - Insurance products - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income	$ 153	$ 137	$ 449	$ 406
Gains (losses) from securities designated at FVTPL	(131)	29	(524)	6
Realized gains (losses) from FVOCI securities	0	0	(2)	2
Total interest and dividend income and gains held in our Insurance business	$ 22	$ 166	$ (77)	$ 414